Shareholders’ Equity - Schedule of Warrants Outstanding and Exercisable (Details) - Warrant [Member] - $ / shares		12 Months Ended
	Dec. 14, 2021	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants, Warrants outstanding, beginning		1,652,175
Weighted Average Exercise Price, Warrants outstanding, beginning		$ 8.3
Warrants, Issued	1,449,276		1,652,175
Weighted Average Exercise Price, Issued			$ 8.3
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Expired
Weighted Average Exercise Price, Expired
Warrants, Warrants outstanding, ending			1,652,175
Weighted Average Exercise Price, Warrants outstanding, ending			$ 8.3
Previously Reported [Member]
Class of Warrant or Right [Line Items]
Warrants, Warrants outstanding, beginning
Weighted Average Exercise Price, Warrants outstanding, beginning
Warrants, Issued
Weighted Average Exercise Price, Issued
Warrants, Warrants exercisable		1,652,175
Weighted Average Exercise Price, Warrants exercisable		$ 8.3
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Expired
Weighted Average Exercise Price, Expired
Warrants, Warrants outstanding, ending		1,652,175
Weighted Average Exercise Price, Warrants outstanding, ending		$ 8.3